General and administrative expense and Termination benefits - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized		$ 8,200	$ 34,500	$ 24,700
Sundry accruals		13,578	11,012
Termination benefits		3,706	0	0
Legal Proceedings Provision
Disclosure of attribution of expenses by nature to their function [line items]
Sundry accruals				5,000
Legal Proceedings Provision | Alleged misstatements and omissions in connection with and following initial public offering
Disclosure of attribution of expenses by nature to their function [line items]
Settlement payments made, litigations	$ 5,000
Settlements funded by insurance coverage	$ 1,000
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized		8,240	34,548	24,710
Tax provision related to withholding taxes		4,952	7,064	9,426
Tax provision related to VAT		3,020	994	2,729
Insurance expense		$ 4,274	$ 4,238	$ 3,139